Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net realized gain (loss) on sales of securities	$ 1,419	$ 973	$ 448
Income before taxes and equity in undistributed earnings	11,439	9,935	9,975
Income tax benefit	3,036	2,579	2,662
Net Income	8,403	7,356	7,313
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiary	3,971	16,496	3,120
Other interest income	6	9	17
Net realized gain (loss) on sales of securities	73		66
Total Revenues	4,050	16,505	3,203
Expenses	296	980	323
Income before taxes and equity in undistributed earnings	3,754	15,525	2,880
Income tax benefit	(74)	(290)	(82)
Income before equity in undistributed earnings	3,828	15,815	2,962
Equity in undistributed earnings of subsidiary	4,575	(8,459)	4,351
Net Income	$ 8,403	$ 7,356	$ 7,313